Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Recurring:
Cash and cash equivalents and restricted cash	$ 316,464	$ 298,898
Other:
Long-term debt	(2,661,962)	(2,436,023)
Interest Rate Swaps [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(194,252)
Cross currency swaps agreements [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(140,557)
Foreign currency forward contracts [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(10,150)
Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(15,292)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	316,464	298,898
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(669,277)	(689,157)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(15,292)	(21,448)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(194,252)	(216,488)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(140,557)	(120,503)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(10,150)	(11,268)
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,992,685)	(1,746,866)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	316,464	298,898
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(637,129)	(656,899)
Fair Value [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(15,292)	(21,448)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(194,252)	(216,488)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(140,557)	(120,503)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value/Carrying Amount of Assets (Liability)	(10,150)	(11,268)
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,974,978)	$ (1,743,378)